Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Raw materials	$ 9,692	$ 15,620
Finished goods	4,854	2,952
Work in progress	147	1,132
Less: inventory provision	(4,597)	(6,128)
Inventories, net	$ 10,096	$ 13,576